Recurring Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurement Inputs for the PIPE with Reduction Right Liability (Parenthetical) (Detail)	Dec. 31, 2023
Studio Co [Member] | PIPE with reduction right liability [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Measurement Of Private Investment In Public Equity [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.5